Post-employment benefits - Summary of Movement in Defined Benefit Plans Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes In Net Defined Benefit Liability (Asset) [Abstract]
Balance at beginning of period	$ 19,360	$ 19,927
Interest income	203	270
Return on plan assets, excl. interest income	524	1,668	$ (654)
Administrative expenses	(65)	(61)
Employer contributions	1,562	1,390
Employee contributions	1,461	1,295
Transfers in (out) due to joiners (leavers)	(1,587)	(3,644)
Currency translation differences	2,809	(1,485)
Balance at end of period	$ 24,267	$ 19,360	$ 19,927